Other Income, Net	12 Months Ended
Dec. 31, 2025
Other Nonoperating Income (Expense) [Abstract]
OTHER INCOME, NET

NOTE 24 – OTHER INCOME, NET

The following table shows the details of net other income (expenses) for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Government grant	$161,700	$231,918	$1,061,274
Sampling reimbursement	77,119	-	21,624
Exchange gains	43,692	141,296	5,834
Gain on extinguishment of liabilities	37,807	-	-
Miscellaneous income	6,942	30,754	5,099
Miscellaneous expenses	(19,222)	(41,604)	(215,751)
Total other income, net	$308,038	362,364	$878,080